As filed with the U.S. Securities and Exchange Commission on December 21, 2011

File Nos.

333-13601

811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  29                                        (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  31                                                       (X)

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Templeton Multi-Asset Real Return Fund a series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.  As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933 and the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of December, 2011.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Registrant)

By:   /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	Chief Executive Officer-Investment Management Dated: December 20, 2011

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: December 20, 2011

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: December 20, 2011

Harris J. Ashton* Harris J. Ashton	Trustee Dated: December 20, 2011

Sam Ginn*

Trustee
Sam Ginn	Dated: December 20, 2011

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: December 20, 2011

Charles B. Johnson* Charles B. Johnson	Trustee Dated: December 20, 2011

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: December 20, 2011

J. Michael Luttig* J. Michael Luttig	Trustee Dated: December 20, 2011

Frank A. Olson*

Frank A. Olson	Trustee Dated: December 20, 2011

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: December 20, 2011

John B. Wilson* John B. Wilson	Trustee Dated: December 20, 2011

*By:  /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase